Financial assets and liabilities	3 Months Ended
Mar. 31, 2026
Fair Value Measurement [Abstract]
Financial assets and liabilities	Financial assets and liabilities
The following table shows the carrying amounts and fair value of financial assets and financial liabilities, including their levels in the fair value hierarchy.
Tax and employee-related payables are non-financial liabilities and are therefore excluded from the tables below. They are presented in Note 17.2.

			AS OF DECEMBER 31, 2025
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	26,772	27,141	—	27,141	—
Other receivables and assets (2)	13,769	13,769	—	13,769	—
Cash and cash equivalents (1)	516,685	516,685	437,031	79,654	—
Total financial assets	557,226	557,595	437,031	120,565	—
Financial liabilities—non-current portion (4, Note 15)	30,790	102,555	—	—	102,555
Financial liabilities—current portion (3, Note 15)	1,302	1,302	—	—	1,302
Trade payables and other current liabilities (3)	37,552	37,552	—	—	37,552
Total financial liabilities	69,644	141,409	—	—	141,409

			AS OF MARCH 31, 2026
(amounts in thousands of euros)	AMOUNT RECOGNIZED IN THE STATEMENT OF FINANCIAL POSITION	FAIR VALUE	ASSETS/ LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS	ASSETS AT AMORTIZED COST	LIABILITIES AT AMORTIZED COST
Other financial assets (2)	27,426	27,444	—	27,444	—
Other receivables and assets (2)	15,486	15,486	—	15,486	—
Cash and cash equivalents (1)	477,423	477,423	410,972	66,451	—
Total financial assets	520,335	520,353	410,972	109,381	—
Financial liabilities—non-current portion (4, Note 15)	33,110	104,379	—	—	104,379
Financial liabilities—current portion (3, Note 15)	1,101	1,101	—	—	1,101
Trade payables and other current liabilities (3)	29,514	29,514	—	—	29,514
Total financial liabilities	63,725	134,993	—	—	134,993
(1)    The fair value of cash and cash equivalents is determined based on Level 1 fair value measurement and corresponds to the market value of the assets.
(2)    The carrying amount of financial assets measured at amortized cost is deemed to be a reasonable estimate of fair value, except for the long-term advances made to CROs, whose fair value is determined based on Level 3 fair value measurement and is estimated based on future cash-flows discounted at market rates, using credit spreads ranging from 34 bp to 131 bp as of December 31, 2025 and
42 bp to 145 bp as of March 31, 2026. As of December 31, 2025 and March 31, 2026, an increase in the credit spread by +100 bp would result in a decrease in the advances fair value by €231 thousand and €195 thousand respectively.
(3)    The carrying amount of current financial liabilities measured at amortized cost, including Trade payables and other current liabilities, was deemed to be a reasonable estimate of fair value.
(4)    The fair value of the royalty certificates, is based on Level 3 fair value measurement and is estimated based on models and assumptions detailed in Note 15.